SUPPLEMENTARY CASH FLOW INFORMATION	6 Months Ended
Feb. 29, 2020
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

11. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	February 29, 2020	February 28, 2019

Amounts receivable, prepaid expenses and other assets	$179	$(625)
Accounts payable and other liabilities	(750)	724
	$(571)	$99